Retirement Benefit Obligations - Schedule Of Changes In the Fair Value of Plan Assets (Details) - Plan assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pension Benefits
Disclosure of defined benefit plans [line items]
Beginning balance	$ 10,501	$ 10,235
Return on plan assets	72	1,405
Contributions	0	0
Administrative expenses	(87)	(279)
Benefits paid	(952)	(860)
Ending balance	9,534	10,501
Other post-retirement benefits
Disclosure of defined benefit plans [line items]
Beginning balance	0	0
Return on plan assets	0	0
Contributions	99	72
Administrative expenses	0	0
Benefits paid	(99)	(72)
Ending balance	$ 0	$ 0